Income Taxes (Schedule Of Computation From Income Tax At Federal Rate To Income Tax Benefit (Expense) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Income Tax Rates [Abstract]
Income tax benefit at statutory rates												$ 246,867	$ 251,814	$ 137,903
State income taxes, net of federal tax effect												32,768	6,218	18,877
Foreign income taxes												(22,640)	8,782	(4,683)
Nondeductible items												(4,870)	(4,617)	(3,154)
Changes in valuation allowance and other estimates												(135,161)	50,697	(15,816)
Other, net												4,853	(4,615)	(7,149)
Income tax benefit	$ (24,376)	$ (36,833)	$ 73,802	$ (11,477)	$ 96,325	$ 128,986	$ 13,232	$ 8,663	$ 157,398	$ (92,142)	$ 158,650	$ 121,817	$ 308,279	$ 125,978
Reconciliation of Income Tax Rates Percentages [Abstract]
Income tax benefit at statutory rates												35.00%	35.00%	35.00%
State income taxes, net of federal tax effects												4.00%	1.00%	5.00%
Foreign income taxes												(3.00%)	2.00%	(1.00%)
Nondeductible items												(1.00%)	(1.00%)	(1.00%)
Changes in valuation allowance and other estimates												(19.00%)	7.00%	(4.00%)
Other, net												1.00%	(1.00%)	(2.00%)
Income tax benefit	(29.20%)		44.50%							(14.90%)	36.10%	17.00%	43.00%	32.00%